Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
October 4, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
           CIK 0000896435
Ladies and Gentlemen:
On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 46 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to add a new fund, Invesco V.I. Balanced-Risk Allocation Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson
Peter Davidson
Counsel